Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 57,539	$ 71,087	$ 20,426
Amortization of prior service cost	(1,155)	(1,271)	(1,335)
Amortization of net actuarial loss	(37,830)	(23,376)	(33,617)
Prior service cost	0	1,878	0
Regulatory adjustment	(7,435)	(36,944)	8,233
Recognized in other comprehensive (income) loss	11,119	11,374	(6,293)
Net periodic benefit costs recognized in net income	56,291	42,465	51,332
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	67,410	53,839	45,039
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	45,665	66,557	23,607
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(36,025)	(22,356)	(32,115)
Prior service cost	0	0	0
Regulatory adjustment	(3,956)	(39,782)	7,657
Recognized in other comprehensive (income) loss	5,684	4,419	(851)
Net periodic benefit costs recognized in net income	50,583	36,982	46,089
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	56,267	41,401	45,238
SERP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	7,240	7,975	(3,940)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(1,805)	(1,020)	(1,502)
Prior service cost	0	0	0
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	5,435	6,955	(5,442)
Net periodic benefit costs recognized in net income	3,798	3,046	3,405
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	9,233	10,001	(2,037)
PBOP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	4,634	(3,445)	759
Amortization of prior service cost	(1,155)	(1,271)	(1,335)
Amortization of net actuarial loss	0	0	0
Prior service cost	0	1,878	0
Regulatory adjustment	(3,479)	2,838	576
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	1,910	2,437	1,838
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1,910	$ 2,437	$ 1,838